Depreciation and amortization	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Depreciation and amortization
12	Depreciation and amortization

	2019	2018	2017
	RMB million	RMB million	RMB million
		(Note)	(Note)
Depreciation of property, plant and equipment
– Owned assets	9,029	8,193	8,080
– Finance leases	—	5,776	4,883
Depreciation of right-of-use assets	15,263	—	—
Other amortization	328	339	199

	24,620	14,308	13,162

Note: The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).